Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes
21.	Income Taxes

PRC Corporate Income Tax

The Company’s subsidiaries registered in the PRC are subject to national and local income taxes within the PRC at the applicable tax rate of 25% on the taxable income as reported in their PRC statutory financial statements in accordance with the relevant income tax laws applicable to foreign invested enterprise, unless preferential tax treatment is granted by local tax authorities. If the enterprise meets certain preferential terms according to the China income tax law, such as assessment as a “High & New Technology Enterprise” by the government, then, the enterprise will be subject to enterprise income tax at a rate of 15%.

Pursuant to the New China Income Tax Law and the Implementing Rules, “New CIT”, which became effective as of January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise to its foreign investors will be subject to a 10% withholding tax if the foreign investors are considered as non-resident enterprises without any establishment or place within China or if the dividends payable have no connection with the establishment or place of the foreign investors within China, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Genesis, the Company’s wholly-owned subsidiary and the direct holder of the equity interests in the Company’s subsidiaries in China, is incorporated in Hong Kong. According to the Mainland China and Hong Kong Taxation Arrangement, dividends paid by a foreign-invested enterprise in China to its direct holding company in Hong Kong would be subject to withholding tax at a rate of 10% if Genesis could not obtain the Hong Kong tax resident certificate from the Hong Kong Inland Revenue Department. If Genesis obtains the Hong Kong tax resident certificate, owns directly at least 25% of the shares of the foreign invested enterprise and is qualified as the beneficial owner, it could benefit from a lower rate of 5%.

According to PRC tax regulation, the Company should withhold income taxes for the profits distributed from the PRC subsidiaries to Genesis, the subsidiaries’ holding company incorporated in Hong Kong. For the profits that the PRC subsidiaries intended to distribute to Genesis, the Company accrues the withholding income tax as deferred tax liabilities. As of December 31, 2025 and 2024, the Company has recognized deferred tax liabilities of $3.9 million and $3.9 million for the undistributed profits of $38.6 million and $38.8 million, respectively, which are expected to be distributed to Genesis in the future. The Company intended to re-invest the remaining undistributed profits generated from the PRC subsidiaries in those subsidiaries indefinitely. As of December 31, 2025 and 2024, the Company still has undistributed earnings of approximately $316.9 million and $331.7 million, respectively, from investment in the PRC subsidiaries that are considered indefinitely reinvested. Had the undistributed earnings been distributed to Genesis and not indefinitely reinvested, the tax provision as of December 31, 2025 and 2024, of approximately $31.7 million and $33.2 million, respectively, would have been recorded. Such undistributed profits will be reinvested in Genesis and not further distributed to the parent company incorporated in the Cayman going forward.

In 2023, Henglong, Jiulong, Hubei Henglong, Wuhan Chuguanjie and Wuhu were granted the title of “High & New Technology Enterprise”, and based on the PRC income tax law, they were subject to enterprise income tax at a rate of 15% from 2023 to 2025.

In 2024, Henglong KYB was granted the title of “High & New Technology Enterprise” and based on the PRC income tax law, it is subject to enterprise income tax at a rate of 15% from 2025 to 2027.

In 2025, Jielong and Wuhan Hyoseong were granted the title of “High & New Technology Enterprise” and based on the PRC income tax law, it is subject to enterprise income tax at a rate of 15% from 2025 to 2027.

According to the New CIT, Shanghai Henglong, Shenyang, Changchun Hualong, Chongqing, Wuhu Hongrun and Zhirong are subject to income tax at a rate of 25%.

Brazil Corporate Income Tax

Based on Brazilian income tax laws, Brazil Henglong is subject to income tax at a uniform rate of 24%, and a resident legal person is subject to additional tax at a rate of 10% for the part of taxable income over BRL 0.24 million, equivalent to approximately $0.05 million. The Company recognized income tax expenses of $4.4 million, $1.3 million and $2.2 million in Brazil for the year ended December 31, 2025, 2024 and 2023.

Hong Kong Corporate Income Tax

The profits tax rate of Hong Kong is 16.5%. No provision for Hong Kong tax is made as Genesis is an investment holding company, and had no assessable income in Hong Kong for the years ended December 31, 2025, 2024, and 2023.

U.S. Corporate Income Tax

After the Redomicile Merger, CAAS, as the successor, will continue to be treated as a U.S. corporation for U.S. federal income tax purposes. Accordingly, CAAS will continue to be subject to U.S. corporate income tax on its taxable income of up to 35% for prior tax years. Recent U.S. federal tax legislation, commonly referred to as the Tax Cuts and Jobs Act, the “U.S. Tax Reform”, was signed into law on December 22, 2017. The U.S. Tax Reform significantly modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017; limiting and/or eliminating many business deductions; migrating the U.S. to a territorial tax system with a one-time transition tax on a mandatory deemed repatriation of previously deferred foreign earnings of certain foreign subsidiaries; subject to certain limitations, generally eliminating U.S. corporate income tax on dividends from foreign subsidiaries; and providing for new taxes on certain foreign earnings. Taxpayers may elect to pay the one-time transition tax over eight years, or in a single lump sum.

The U.S. Tax Reform also includes provisions for a new tax on GILTI effective for tax years of foreign corporations beginning after December 31, 2017. The GILTI provisions impose a tax on foreign income in excess of a deemed return on tangible assets of controlled foreign corporations, “CFCs”, subject to the possible use of foreign tax credits and a deduction equal to 50 percent to offset the income tax liability, subject to some limitations.

To the extent that portions of the Company’s U.S. taxable income, such as Subpart F income or GILTI, are determined to be from sources outside of the U.S., subject to certain limitations, the Company may be able to claim foreign tax credits to offset its U.S. income tax liabilities. If dividends that the Company receives from its subsidiaries are determined to be from sources outside of the U.S., subject to certain limitations, the Company will generally not be required to pay U.S. corporate income tax on those dividends. Any liabilities for U.S. corporate income tax will be accrued in the Company’s consolidated statements of comprehensive income and estimated tax payments will be made when required by U.S. law.

One-Time Transition Tax Related to U.S. Tax Reform

In 2017, the Company recognized a one-time transition tax of $35.6 million that represented management’s estimate of the amount of U.S. corporate income tax based on the deemed repatriation to the United States of the Company’s share of previously deferred earnings of certain non-U.S. subsidiaries of the Company mandated by the U.S. Tax Reform. The Company elected to pay the one-time transition tax over eight years commencing in April 2018. According to the 2017 U.S. federal income tax return of the Company filed in October 2018, the one-time transition tax was updated to $35.1 million. The Company made a true-up adjustment of $0.5 million in 2018.

The provision for income taxes was calculated as follows (figures are in thousands of USD):

	Year Ended December 31,
	2024	2023
Tax rate	21%	21%
Income before income taxes	$44,131	$48,235
Income tax at federal statutory tax rate	9,268	10,129
Tax benefit of super deduction of R&D expense (1)	(3,122)	(5,674)
Effect of differences in foreign tax rate	1,687	1,669
Change in provision on valuation allowance for deferred income tax - U.S.	—	(349)
Change in provision on valuation allowance for deferred income tax - Non-U.S.	(7,092)	(3,573)
GILTI inclusion	3,998	3,228
Other differences	1,153	(293)
Total income tax expense	$5,892	$5,137

	For the year ended December 31,
	2025
	Amount	Percentage
Income tax at federal statutory tax rate	$12,894	21.0%
U.S.
GILTI inclusion	808	1.3%
Brazil
Effect of differences in foreign tax rate	426	0.7%
Hong Kong
Effect of differences in foreign tax rate	103	0.2%
Change in valuation allowance	921	1.5%
PRC
Effect of differences in foreign tax rate	3,690	6.0%
Impact of tax preference	(2,809)	(4.6)%
Non-deductible expenses	434	0.7%
Tax benefit of super deduction of R&D expense (1)	(5,422)	(8.8)%
Others	531	0.9%
Income tax expense	$11,576	18.9%
(1)	According to a new tax incentives policy promulgated by the State Tax Bureau of the PRC and effective from March 2021 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 100% of their research and development expenses in determining their taxable income for the year.

The Company is subject to tax examination in the United States and China. The Company’s tax years for 2021 through 2025 are still open for examination in China. The Company’s tax years for 2016 through 2025 are still open for examination in the United States.

Uncertain Tax Positions

The Company did not have any uncertain tax positions for the years ended December 31, 2025, 2024 and 2023.